PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ 30,133	$ 29,342
Less: Accumulated depreciation	19,303	18,615
Net property, plant and equipment	10,830	10,727
Pre-tax impairment charge	215
Plant and other property
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	29,150	28,226
Less: Accumulated depreciation	18,842	18,051
Net property, plant and equipment	10,308	10,176	$ 10,078
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	506	558
Building and building improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	6,326	6,552
Plant, laboratory and office equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	22,318	21,116
Rental machines
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	984	1,115
Less: Accumulated depreciation	461	565
Net property, plant and equipment	$ 523	$ 551